CONDENSED FINANCIAL INFORMATION OF REGISTRANT PARENT COMPANY	12 Months Ended
Dec. 31, 2020
CONDENSED FINANCIAL INFORMATION OF REGISTRANT PARENT COMPANY.
Schedule of condensed balancesheet

THE HAGERTY GROUP, LLC AND SUBSIDIARIES

SCHEDULE I: CONDENSED FINANCIAL INFORMATION OF REGISTRANT
PARENT COMPANY CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2020 AND 2019

	2020	2019
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$244,498	$262,118
Intercompany receivable	255,039,654	112,577,703
Prepaid expenses and other assets	507,762	442,904
Total current assets	255,791,914	113,282,725
LONG-TERM ASSETS:
Prepaid expenses and other assets	4,508,358	4,193,494
Investment in subsidiaries	38,679,304	25,451,874
Total long-term assets	43,187,662	29,645,368
TOTAL ASSETS	$298,979,576	$142,928,093
LIABILITIES AND MEMBERS’ EQUITY
CURRENT LIABILITIES:
Intercompany payable	$112,724,826	$6,042,953
Accrued expenses	132,738	40,938
Total current liabilities	112,857,564	6,083,891
LONG-TERM LIABILITIES:
Long-term debt	68,000,000	26,100,000
Other long-term liabilities	801,271	283,485
Total long-term liabilities	68,801,271	26,383,485
Total liabilities	181,658,835	32,467,376
EQUITY:
Members’ equity (Shares authorized 100,000; issued and outstanding 100,000)	119,151,495	112,985,419
Accumulated other comprehensive loss	(1,953,795)	(2,524,702)
Total members’ equity	117,197,700	110,460,717
Non-controlling interest	123,041	—
Total equity	117,320,741	110,460,717
TOTAL LIABILITIES AND EQUITY	$298,979,576	$142,928,093

See Notes to Parent Company Consolidated Financial Statements

Schedule of condensed income statement

THE HAGERTY GROUP, LLC AND SUBSIDIARIES

SCHEDULE I: CONDENSED FINANCIAL INFORMATION OF REGISTRANT
PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

	2020	2019	2018
REVENUES:
Other revenue	$—	$—	$219,604
Total revenues	—	—	219,604
OPERATING EXPENSES:
Sales expense	15,000	—	—
General and administrative services	120,042	1,459	231
Total operating expenses	135,042	1,459	231
OPERATING (LOSS) INCOME	(135,042)	(1,459)	219,373
OTHER EXPENSE	(1,382,058)	(2,680,708)	(41,903)
Income (loss) before equity in earnings of subsidiaries	(1,517,100)	(2,682,167)	177,470
Equity earnings in subsidiaries, net of tax	11,556,217	6,888,037	8,296,328
NET INCOME	10,039,117	4,205,870	8,473,798
Other comprehensive (loss) income Equity in other comprehensive income (loss) of subsidiaries	880,294	278,497	(285,561)
Foreign currency translation adjustments	(309,387)	83,500	(159,115)
Total other comprehensive income (loss)	570,907	361,997	(444,676)
Comprehensive income	10,610,024	4,567,867	8,029,122
Comprehensive income attributable to non-controlling interest	126,959	—	—
Comprehensive income attributable to The Hagerty Group, LLC	$10,736,983	$4,567,867	$8,029,122

See Notes to Parent Company Consolidated Financial Statements

Schedule of condensed cash flow statement

THE HAGERTY GROUP, LLC AND SUBSIDIARIES

SCHEDULE I: CONDENSED FINANCIAL INFORMATION OF REGISTRANT
PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

	2020	2019	2018
OPERATING ACTIVITIES:
Net income	$10,039,117	$4,205,870	$8,473,798
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed income of subsidiaries	(11,556,217)	(6,888,037)	(8,296,328)
Other	94,558	311,378	(197,353)
Changes in assets and liabilities:
Prepaid expenses and other assets	(339,722)	1,503,552	(429,419)
Intercompany receivable	(35,780,078)	(77,943,211)	30,050,384
Accrued expenses	91,800	(58,013)	92,694
Net cash (used in) from operating activities	(37,450,542)	(78,868,461)	29,693,776
INVESTING ACTIVITIES:
Purchase of other assets	(40,000)	—	(250,000)
Investment in subsidiaries	(677,078)	38,867,998	(41,925,117)
Net cash (used in) from investing activities	(717,078)	38,867,998	(42,175,117)
FINANCING ACTIVITIES:
Payments on long-term debt	(29,100,000)	(74,650,000)	—
Proceeds from long-term debt	71,000,000	25,800,000	10,000,000
Contributions from members	—	—	2,385,000
Contributions from minority interest	250,000	—	—
Distributions to members	(4,000,000)	—	—
Newly issued units less transaction costs	—	89,091,428	—
Net cash from financing activities	38,150,000	40,241,428	12,385,000
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(17,620)	240,965	(96,341)
CASH AND CASH EQUIVALENTS – Beginning of year	262,118	21,153	117,494
CASH AND CASH EQUIVALENTS – End of year	$244,498	$262,118	$21,153
CASH PAID FOR:
Interest	$1,329,137	$2,798,490	$587,159

See Notes to Parent Company Consolidated Financial Statements